Selected Quarterly Financial Data - Selected Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 29, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Selected Quarterly Financial Data Selected Quarterly Financial Data [Abstract]
Net Sales	$ 1,214,874	$ 1,227,749	$ 1,226,256	$ 1,179,213	$ 1,175,870	$ 1,195,530	$ 1,202,359	$ 1,212,370	$ 4,848,092	$ 4,786,129	$ 4,498,932
Gross profit	221,187	224,037	222,564	205,716	204,000	206,229	216,542	216,861	873,504	843,632	756,783
Restructuring/Asset impairment charges	(6,253)	(5,818)	(8,678)	(4,289)	(8,694)	444	(9,396)	(15,212)	25,038	32,858	36,826
Net income attributable to Sonoco	$ 54,746	$ 61,240	$ 54,988	$ 48,139	$ 42,783	$ 58,836	$ 51,323	$ 43,068	$ 219,113	$ 196,010	$ 217,517
Net income attributable to Sonoco:
Basic (usd per share)	$ 0.53	$ 0.60	$ 0.54	$ 0.47	$ 0.42	$ 0.58	$ 0.50	$ 0.42	$ 2.14	$ 1.93	$ 2.15
Diluted (usd per share)	$ 0.53	$ 0.59	$ 0.53	$ 0.47	$ 0.42	$ 0.57	$ 0.50	$ 0.42	$ 2.12	$ 1.91	$ 2.13
Cash dividends (usd per share)	$ 0.31	$ 0.31	$ 0.31	$ 0.3	$ 0.30	$ 0.30	$ 0.30	$ 0.29	$ 1.23	$ 1.19	$ 1.15
Market price - high	$ 41.82	$ 39.80	$ 35.93	$ 35.05	$ 32.51	$ 31.67	$ 33.91	$ 34.83
Market price - low	$ 37.85	$ 34.65	$ 32.03	$ 29.75	$ 29.00	$ 28.61	$ 29.57	$ 31.02